Basis of presentation for the consolidated financial statements	12 Months Ended
Dec. 31, 2025
Basis Of Presentation For The Consolidated Financial Statements [Abstract]
Basis of presentation for the consolidated financial statements	Basis of presentation for the consolidated financial statements
2.1    Accounting period
These consolidated financial statements cover the following periods:
(a)Consolidated statements of financial position as of December 31, 2025 and 2024.
(b)Consolidated statements of income for the three years in the period ended December 31, 2025, 2024 and 2023.
(c)Consolidated statements of comprehensive income for the three years in the period ended January 1 to December 31, 2025, 2024 and 2023.
(d)Consolidated statements of changes in equity for the three years in the period ended December 31, 2025, 2024 and 2023.
(e)Consolidated statements of cash flows for the three years in the period ended December 31, 2025, 2024 and 2023.
2.2    Consolidated financial statements
The consolidated financial statements of the Company and subsidiaries have been prepared in accordance with IFRS as issued by the IASB.
These consolidated financial statements fairly present the Company’s financial position as of December 31, 2025 and 2024 and the results of its operations, changes in equity and cash flows for the three years in the period ended December 31, 2025, 2024 and 2023.
IFRS establish certain alternatives for their application, those applied by the Company are detailed in this Note and Note 3.
The accounting policies used in the preparation of these consolidated financial statements comply with each IFRS in force at their date of presentation.
2.3    Basis of measurement
The consolidated financial statements have been prepared on the historical cost basis except for the following:
(a)Inventories are recorded at the lower of cost and net realizable value.
(b)Financial derivatives measured at fair value.
(c)Certain financial investments measured at fair value with an offsetting entry in other comprehensive income.
2.4    Accounting pronouncements
New accounting pronouncements
(a)The following standards, interpretations and amendments are mandatory for the first time for annual periods beginning on January 1, 2025:

Amendments and improvements	Description	Mandatory for annual periods beginning on or after
Amendments to IAS 21 - Lack of exchangeability	currency that cannot be exchanged with another currency for a specific purpose as of the measurement date. One currency is exchangeable into another when the other currency can be obtained with a normal administrative delay, and the transaction is performed using a market or exchange mechanism that creates enforceable rights and obligations. This amendment contains instructions regarding the exchange rate to be used when the currency is not exchangeable, as previously described. Early adoption is permitted.	01-01-2025
Management determined that the adoption of the aforementioned standards, amendments and interpretations did not significantly impact the Company’s consolidated financial statements.
(b)Standards, interpretations and amendments issued that had not become effective for financial statements beginning on January 1, 2025 and which the Company has not adopted early are as follows:

Standards and Interpretations	Description	Mandatory for annual periods beginning on or after
Amendments to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments. Issued in May 2024	This amendment:
- Clarifies the requirements for the timing of recognition and derecognition of certain financial assets and liabilities, introducing a new exception for certain financial liabilities settled through an electronic cash transfer system;
- Clarifies and provides additional guidance for assessing whether a financial asset meets the criterion of solely payment of principal and interest (SPPI);
- Adds new disclosures for certain instruments with contractual terms that can change cash flows (such as some instruments with features linked to the achievement of environmental, social and governance (ESG) objectives); and
	- Updates the disclosures for equity instruments at fair value through other comprehensive income (FVOCI).	01-01-2026
Annual Improvements to IFRSs	The following improvements were published in July 2024:
-IFRS 1 First-time Adoption of International Financial Reporting Standards. Some cross-references to IFRS 9 in paragraphs B5-B6 regarding the retrospective application exception for hedge accounting were improved.
-IFRS 7 Financial Instruments: Disclosures. In relation to disclosures of gains/losses arising from derecognition of financial assets with continuing involvement, a reference to IFRS 13 is incorporated in order to disclose whether there are significant unobservable inputs with an impact on the fair value and, therefore, on part of the gain/loss from derecognition.
-IFRS 9 Financial Instruments. A reference to the initial measurement of receivables was amended by eliminating the term "transaction price".
-IFRS 10 Consolidated Financial Statements Some improvements were included in the description of the control assessment when there are “de facto agents”.
	-IAS 7 Statement of Cash Flows. Paragraph 37 regarding the concept of “equity method” was amended by eliminating the reference to the “cost method”.	01-01-2026
IFRS 18 Presentation and Disclosure in Financial Statements	The new standard on presentation and disclosure in financial statements, with a focus on updates to the statement of profit or loss. The key new concepts introduced in IFRS 18 relate to:
- the structure of the statement of profit or loss;
- required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures); and
	- enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.	01-01-2027
Amendment to IFRS 9 and IFRS 7: Contracts referencing nature-dependent electricity.	Published in December 2024. This amendment includes: - Clarifying the application of the “own-use” requirements; - Permitting hedge accounting if these contracts are used as hedging instruments; - Adding new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows.	01-01-2026
Management is currently evaluating the impact relating to the adoption of the above standards.
2.5    Basis of consolidation
(a)Subsidiaries
The Company established control as the basis for consolidation of its financial statements. The Company controls a subsidiary when it is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary.
The consolidation of a subsidiary starts when the Group controls it and it is no longer included in the consolidation when control is lost.
Subsidiaries are consolidated through a line by line method, adding items that represent assets, liabilities, income and expenses with a similar content, and eliminating operations between companies within the SQM Group.
Results for controlled companies acquired or disposed of during the period are included in the consolidated accounts from the date on which control is transferred to the Company or until the date when this control ends, as relevant.
To account for an acquisition of a business, the Company uses the acquisition method. Under this method, the acquisition cost is the fair value of assets delivered, equity securities issued and incurred or assumed liabilities at the date of exchange. Assets, liabilities and contingencies identifiable assumed in a business combination are measured initially at fair value at the acquisition date. For each business combination, the Company will measure the non-controlling interest of the acquiree either at fair value or as proportional share of net identifiable assets of the acquire.
The following tables detail general information as of December 31, 2025 and 2024 on the companies in which the group exercises control:

			Country of	Functional	Ownership Interest
Subsidiaries	TAX ID No.	Address	Incorporation	Currency	Direct	Indirect	Total
SQM Nitratos S.A.	96.592.190-7	El Trovador 4285, Las Condes	Chile	Dollar	99.9999	0.0001	100.0000
SQM Potasio SpA (6)	96.651.060-9	El Trovador 4285, Las Condes	Chile	Dollar	100.0000	-	100.0000
Serv. Integrales de Tránsito y Transf. S.A.	79.770.780-5	Arturo Prat 1060, Tocopilla	Chile	Dollar	0.0003	99.9997	100.0000
Isapre Norte Grande Ltda.	79.906.120-1	Aníbal Pinto 3228, Antofagasta	Chile	Peso	1.0000	99.0000	100.0000
Ajay SQM Chile S.A.	96.592.180-K	Av. Pdte. Eduardo Frei 4900, Santiago	Chile	Dollar	51.000	-	51.000
Almacenes y Depósitos Ltda. (17)	79.876.080-7	El Trovador 4285, Las Condes	Chile	Peso	-	-	—
Nova Andino Litio SpA (7) (22)	79.626.800-K	El Trovador 4285, Las Condes	Chile	Dollar	-	49.9999	49.9999
SQM Industrial S.A.	79.947.100-0	El Trovador 4285, Las Condes	Chile	Dollar	99.0470	0.9530	100.0000
Exploraciones Mineras S.A.	76.425.380-9	El Trovador 4285, Las Condes	Chile	Dollar	0.2691	99.7309	100.0000
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	76.534.490-5	Aníbal Pinto 3228, Antofagasta	Chile	Peso	-	100.0000	100.0000
Soquimich Comercial S.A.	79.768.170-9	El Trovador 4285, Las Condes	Chile	Dollar	-	60.6383	60.6383
Comercial Agrorama Ltda. (1)	76.064.419-6	El Trovador 4285, Las Condes	Chile	Dollar	-	60.6383	60.6383
Comercial Hydro S.A.	96.801.610-5	El Trovador 4285, Las Condes	Chile	Dollar	-	100.0000	100.0000
Agrorama S.A.	76.145.229-0	El Trovador 4285, Las Condes	Chile	Dollar	-	60.6383	60.6383
Orcoma Estudios SpA	76.359.919-1	Apoquindo 3721 OF 131, Las Condes	Chile	Dollar	100.0000	-	100.0000
Orcoma SpA	76.360.575-2	Los Militares 4290, Las Condes	Chile	Dollar	100.0000	-	100.0000
SQM MaG SpA	76.686.311-9	Los Militares 4290, Las Condes	Chile	Dollar	-	49.9999	49.9999
Sociedad Contractual Minera Búfalo	77.114.779-8	Los Militares 4290, Las Condes	Chile	Dollar	99.9000	0.1000	100.0000
SQM Nueva Potasio SpA (8)	76.630.159-2	Los Militares 4290, Las Condes	Chile	Dollar	99.8369	0.1631	100.0000
SQM Lab SpA (14)	78.009.141-K	Los Militares 4290, Las Condes	Chile	Dollar	-	100.0000	100.0000
SQM Nueva Industrial III SpA (21)	76.641.889-9	Los Militares 4290, Las Condes	Chile	Dollar	99.0500	0.9500	100.0000
SQM North America Corp.	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta, GA	United States of America	Dollar	40.0000	60.0000	100.0000
RS Agro Chemical Trading Corporation A.V.V. (2)	Foreign	Caya Ernesto O. Petronia 17, Orangestad	Aruba	Dollar	-	-	—
Nitratos Naturais do Chile Ltda.	Foreign	Al. Tocantis 75, 6° Andar, Conunto 608 Edif. West Gate, Alphaville Barureri, CEP 06455-020, Sao Paulo	Brazil	Dollar	-	100.0000	100.0000
SQM Corporation N.V.	Foreign	Pietermaai 123, P.O. Box 897, Willemstad, Curacao	Curacao	Dollar	0.00020	99.9998	100.0000
SQM Ecuador S.A.	Foreign	Av. José Orrantia y Av. Juan Tanca Marengo Edificio Executive Center Piso 2 Oficina 211	Ecuador	Dollar	0.00401	99.9960	100.0000
SQM Brasil Ltda.	Foreign	Al. Tocantis 75, 6° Andar, Conunto 608 Edif. West Gate, Alphaville Barureri, CEP 06455-020, Sao Paulo	Brazil	Dollar	0.4700	99.5300	100.0000
SQMC Holding Corporation.	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta	United States of America	Dollar	0.1000	99.9000	100.0000
SQM Japan Co. Ltd.	Foreign	From 1st Bldg 207, 5-3-10 Minami- Aoyama, Minato-ku, Tokio	Japan	Dollar	0.1597	99.8403	100.0000

			Country of Incorporation	Functional Currency	Ownership Interest
Subsidiaries	TAX ID No.	Address			Direct	Indirect	Total
SQM Europe N.V.	Foreign	Houtdok-Noordkaai 25a B-2030 Amberes	Belgium	Dollar	0.5800	99.4200	100.0000
SQM Indonesia S.A.	Foreign	Perumahan Bumi Dirgantara Permai, Jl Suryadarma Blok Aw No 15 Rt 01/09 17436 Jatisari Pondok Gede	Indonesia	Dollar	-	80.0000	80.0000
SQM Comercial de México S.A. de C.V.	Foreign	Av. Moctezuma 144-4 Ciudad del Sol. CP 45050, Zapopan, Jalisco México	México	Dollar	0.0100	99.9900	100.0000
SQM Investment Corporation N.V.	Foreign	Pietermaai 123, P.O. Box 897, Willemstad, Curacao	Curacao	Dollar	1.0000	99.0000	100.0000
Royal Seed Trading Corporation A.V.V. (3)	Foreign	Caya Ernesto O. Petronia 17, Orangestad	Aruba	Dollar	-	-	-
SQM France S.A.	Foreign	ZAC des Pommiers 27930 Fauville	France	Dollar	-	100.0000	100.0000
Administración y Servicios Santiago S.A. de C.V.	Foreign	Av. Moctezuma 144-4 Ciudad del Sol, CP 45050, Zapopan, Jalisco México	México	Dollar	-	100.0000	100.0000
SQM Nitratos México S.A. de C.V.	Foreign	Av. Moctezuma 144-4 Ciudad del Sol, CP 45050, Zapopan, Jalisco México	México	Dollar	-	100.0000	100.0000
Soquimich European Holding B.V.	Foreign	Luna Arena, Herikerbergweg 238 1101 CM Amsterdan	Holland	Dollar	-	100.0000	100.0000
SQM Iberian S.A.	Foreign	Provenza 251 Principal 1a CP 08008, Barcelona	Spain	Dollar	-	100.0000	100.0000
SQM África Pty Ltd.	Foreign	Tramore House, 3 Wterford Office Park, Waterford Drive, 2191 Fourways, Johannesburg	South Africa	Dollar	-	100.0000	100.0000
SQM Oceanía Pty Ltd.	Foreign	Level 9, 50 Park Street, Sydney NSW 2000, Sydney	Australia	Dollar	-	100.0000	100.0000
SQM Beijing Commercial Co. Ltd.	Foreign	Room 1001C, CBD International Mansion N 16 Yong An Dong Li, Jian Wai Ave Beijing 100022, P.R.	China	Dollar	-	100.0000	100.0000
SQM Thailand Limited (15)	Foreign	Unit 2962, Level 29, N° 388, Exchange Tower Sukhumvit Road, Klongtoey Bangkok	Thailand	Dollar	-	99.9980	99.9980
SQM Colombia SAS	Foreign	Cra 7 No 32 – 33 piso 29 Pbx: (571) 3384904 Fax: (571) 3384905 Bogotá D.C. – Colombia.	Colombia	Dollar	-	100.0000	100.0000
SQM Australia Pty	Foreign	Level 16, 201 Elizabeth Street Sydney	Australia	Dollar	-	100.0000	100.0000
SQM (Shanghai) Chemicals Co. Ltd.	Foreign	Room 4703-33, 47F, No.300 Middle Huaihai Road, Huangpu district, Shanghai	China	Dollar	-	49.9999	49.9999
Soquimich LLC	Foreign	Suite 22, Kyobo Building, 15th Floor, 1 Jongno Jongno-gu, Seoul, 03154 South Korea	South Korea	Dollar	-	49.9999	49.9999
SQM Holland B.V.	Foreign	Herikerbergweg 238, 1101 CM Amsterdam Zuidoost	Holland	Dollar	-	100.0000	100.0000
Soquimich Comercial Brasil Ltda.	Foreign	Avenida Bento Rocha, N° 821, Vila Alboitt, CEP 83221-565. Paranaguá	Brazil	Dollar	-	100.0000	100.0000
Blue Energy Business and Trade (Shanghai) Co., Ltd. (4)	Foreign	300 Huaihai Middle Road, distrito de Huangpu, Shanghai	China	Dollar	-	100.0000	100.0000
SQM Comercial Perú S.A.C. (5)	Foreign	Av. Juan de Arona 187, Torre B, Oficina 301-II, San Isidro, Lima	Peru	Dollar	0.00001	99.99999	100.0000
SQM India Private Limited (9)	Foreign	LEVAL 3A WING, TOWER B1 Symphony IT park, NANDED, Nanded, Pune City, Pune - 411041, Maharashtra	India	Indian Rupee	0.0101	99.9899	100.0000
Sichuan Dixin New Energy Co., Ltd. (*)	Foreign	No.8 Yuhui Road, Xiu wen Town, Dong po District, Meishan, Sichuan Province	China	Chinese Yuan	-	49.9999	49.9999
SQM (Shanghai) Industrial Co, Ltd. (10)	Foreign	West Nanjing Road Branch, Shanghai.	China	Dollar	-	100.0000	100.0000
Sociedad Química y Minera Maroc (11)	Foreign	Entrée Ouest, Niveau 1 Anfa Place BD de la corniche Ain diab 20180, Casablanca, Marocco.	Marocco	Dollar	-	100.0000	100.0000
SQM Lithium North America Corporation (12)	Foreign	2727 Paces Ferry Rd SE, Building 2, Suite 1425, Atlanta, GA.	United States of America	Dollar	-	49.9999	49.9999
SQM Lithium Europe NV (13)	Foreign	Houtdok-Noordkaai 25A, 2030 ANTWERP, Belgium	Belgium	Dollar	-	49.9999	49.9999
SQM Lithium Japan Co, Ltd. (16)	Foreign	#207 From 1st Bldg., 5-3-10 Minami Aoyama, Minato-ku, Tokyo, 107-00762 Japan	Japan	Dollar	-	49.9999	49.9999
Harding Battery Minerals (Novo JV)	Foreign	Level 19, 109 St Georges Tce, WA 6000	Australia	Australian dollar	-	75.0000	75.0000
Pirra Lithium Pty Ltd (18)	Foreign	Suite 12, 11 Ventnor Avenue west Perth WA 6005, Australia	Australia	Australian dollar	-	80.0000	80.0000
SQM Hellas A.E. (19)	Foreign	Dorou 2, 10431 Atenas, Greece	Greece	Dollar	-	99.9800	99.9800
SQM Canada Inc. (20)	Foreign	40 Temperance Street, Suite 3200, Toronto, Ontario, Canada	Canada	Dollar	-	100.0000	100.0000
(1)SQM has control over Comercial Agrorama Ltda.´s management.
(2)During the first quarter of 2024, RS Agro Chemical Trading Corporation A.V.V. was liquidated.
(3)During the first quarter of 2024, Royal Seed Trading Corporation A.V.V. was liquidated.
(4)Blue Energy Business and Trade (Shanghai) Co., Ltd. was incorporated on March 21, 2024.
(5)On March 27, 2024, 100% of SQM Vitas Perú S.A.C. was acquired.
(6)On May 31, 2024, SQM Potasio S.A. was transformed from SQM Potasio S.A. to SQM Potasio SpA.
(7)On May 31, 2024, SQM Salar S.A. was transformed from SQM Salar S.A. to SQM Salar SpA.
(8)On May 31, 2024, SQM Potasio SpA was divided creating SQM Nueva Potasio SpA.
(9)On April 22, 2024, the subsidiary SQM India Private Limited was incorporated.
(10)On September 18, 2024, the company SQM (Shanghai) Industrial Co., Ltd. was incorporated.
(11)On July 18, 2024, Sociedad Química y Minera Maroc was incorporated.
(12)On September 17, 2024, SQM Lithium North America Corporation was incorporated.
(13)On September 9, 2024, SQM Lithium Europe NV was incorporated.
(14)On December 16, 2024, SQM Lab SpA was incorporated.
(15)In the fourth quarter of 2024, SQM Thailand Limited was liquidated.
(16)On October of 2024, SQM Lithium Japan Co. Ltd. was incorporated.
(17)On January 30, 2025 Almacenes y Depósitos Ltda. was dissolved.
(18)On January 14, 2025, the remaining 40% of Pirra Lithium Pty Ltd. was acquired, bringing the total shareholding to 80%.
(19)On March 12, 2025, SQM Hellas A.E. was incorporated.
(20)On May 14, 2025, Sociedad SQM Canada Inc. was incorporated.
(21)On June 30, 2025, Sociedad SQM Industrial III SpA. was incorporated.
(22)On December 27, 2025, SQM and Codelco formed a partnership, and as a result of this agreement, SQM Salar SpA (in the same merger act) changed its corporate name to “Nova Andino Litio SpA”.

(*) On April 30, 2024, the Company acquired the total interest ownership in Sichuan Dixin New Energy Co. Ltd. for an amount of ThUS$127,152. The Company entered this transaction to acquire a battery-grade lithium hydroxide monohydrate plant with a production capacity of approximately 20,000 tons per year for the Company’s lithium sulfate salts.

As of December 31, 2024, the Company had ThUS$8,653 recognized as an intangible asset (see note 14) and had the ThUS$12,489 pending payment recorded as a liability.

On April 2, 2025, the acquisition agreements were amended to change the purchase price to ThUS$125,675. Consequently, the associated intangible asset and liability were updated.

The assets and liabilities recognized in the acquisition consider the following:

Certain financial statement items	ThUS$
Property, plant and equipment	101,357
Intangible assets (including identified intangible assets)	11,384
Cash and cash equivalents	1,093
Current assets	33,056
Total liabilities	(21,215)
Total	125,675

2.6    Investments in associates and joint ventures
Investments in joint arrangements are classified as joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement.
(a)Joint operations
The Company recognizes its direct right to the assets, liabilities, income and expenses of the joint arrangement.
(b)Joint ventures and investments in associates

Interests in companies over which joint control is exercised (joint ventures) or where an entity has significant influence (associates) are recognized using the equity method. Significant influence is presumed to exist when the investor owns over 20% of the investee’s share capital. Under the equity method, the investment is recognized in the statement of financial position at cost and is adjusted to recognize changes in the Company's share of the net assets of the associate or joint venture since the date of acquisition. The Company's statement of income reflects the portion of the operating results of the associate or joint venture and any changes in other comprehensive income or direct changes in the associate's equity are reflected in the Company's equity. For such purposes, the percentage of ownership interest in the associate is used. At the time of acquisition, the difference between the investment cost and the net fair value of identifiable assets and liabilities of the investee is recognized as goodwill, which is presented as part of the carrying value of the investee and is not amortized. The debit or credit to the income statement reflects the proportional share of the associate's net income (loss).
Changes in associate’s or joint ventures equity are recognized proportionally with a charge or credit to "Other Reserves" and are classified according to their origin. The reporting dates of the associate or joint ventures, the Company and related policies are similar for equivalent transactions and events in similar circumstances. In the event that significant influence is lost, or the investment is sold, or held for sale, the equity method is suspended, not recognizing the proportional share of the gain or loss. If the resulting value under the equity method is negative, the share of income is reflected as zero in the consolidated financial statements, unless there is a commitment by the Company to restore the capital position of the Company, in which case the related risk provision and expense are recorded.
Unrealized gains from transactions with joint ventures or associates are eliminated in accordance with the Company’s percentage interest in such entities. Any unrealized losses are also eliminated, unless that transaction provides evidence that the transferred asset is impaired.
Dividends received by these companies are recorded by reducing the value of the investment and are shown in cash flows from operating activities, and the proportional share of the gain or loss recognized in accordance with the equity method is included in the consolidated income statement under "Share of Gains (Losses) of Associates and Joint Ventures Accounted for Using the Equity Method''.
2.7    Merger Minera Tarar SpA

On May 31, 2024, SQM and Codelco entered into a Joint Venture Agreement defining the rights and obligations of the parties in connection with the formation of an association for mining, production, and commercial activities related to the exploration and exploitation of certain CORFO-owned mining properties in the Salar de Atacama, either directly or through subsidiaries or representative offices.

In order to implement the association agreement with Codelco on December 27, 2025, Salares de Chile SpA, as sole shareholder of Minera Tarar SpA and SQM Nueva Potasio SpA, as sole shareholder of SQM Salar SpA, agreed to the merger by incorporation of their respective subsidiaries. . Minera Tarar SpA contributes the 2031–2060 Corfo Contract to the merger, which authorizes extraction rights to OMA property in the Salar de Atacama from 2031 to 2060.

As a result of the merger, SQM Salar SpA, the surviving company, succeeds the absorbed company, Minera Tarar SpA, in all its rights and obligations, en bloc and by universal. For all legal purposes, the surviving company is considered a continuation of the absorbed entity. In relation to the merger, SQM Salar SpA changed its name to Nova Andino Litio SpA.

The absorption of Minera Tarar SpA by Nova Andino Litio SpA resulted in a capital increase equivalent to ThUS$100 for the surviving entity, and an impact to retained earnings amounting to ThUS$(71). Tarar's contribution was accounted for as an acquisition of an asset, giving rise the recognition of and intangible asset (see note 14) measure at fair value amounting to ThUS$2,388,252.

The fair value of the acquired intangibles assets as of December 31, 2025, was determined by projecting cash flows estimated by the Company for the 2031-2060 period, considering the estimated value of fixed assets and working capital as of December 31, 2030, as an initial investment to enable generation of such cash flows. The discount rate applied to these cash flows corresponds to 10.3%, considering that the current tax burden remains the same. Annual US dollar inflation was estimated at 2.19%, which corresponds to the implicit value derived from US treasury bonds for a 20-year period. Projections are made using the following assumptions:

•Lithium production levels: The projection considers metric tonnage production targets estimated by the Company, which are part of the Salar Futuro project. Failure to achieve the aforementioned objectives could affect the Company’s estimated projection. This valuation considered increasing production volumes between approximately 230,000 and 330,000 metric tons of lithium carbonate equivalent each year.

•Sales price: The prices considered are aligned with long-term projections prepared by qualified third parties. However, the supply and demand dynamics of the products marketed by the Company could generate a decrease in prices, negatively affecting estimated future revenues. This valuation considered a long-term price of US$15,000/MT of lithium carbonate equivalent.

•Operational costs and expenses: The Company made this projection based on current operating costs, incorporating increases estimated by Management for the Salar Futuro project. Changes in the cost of supplies, legislation or in the way the Company operates could affect the future cost structure.

•Projected capital expenditures and costs: The projection considers capital expenditures and costs related to the Salar Futuro project, which considers the implementation of technological changes in lithium extraction. Changes in environmental feasibility or impact could lead to modifications in the considerations used in the projection. This valuation considered project sustainability and development investments between approximately US$400 million and US$1.100 million per year.

•Lease payments to Corfo, regional governments, municipalities and contributions to communities, under current agreements.

The fair value of intangible assets relating to the 2031-2060 Corfo Contract is considered level 3, as described in note 12.7.